Consolidated Statements of Partners' Equity (USD $)	General Partners	Limited Partners	Non-controlling Interest	Total
Beginning Balance at Dec. 31, 2009	$ (105,903)	$ 3,259,649	$ 190,828	$ 3,344,574
Net Income Allocation	8,303	821,950	79,331	909,584
Distributions	9,491	939,628	75,300	1,024,419
Ending Balance at Dec. 31, 2010	(107,091)	3,141,971	194,859	3,208,015
Net Income Allocation	7,735	765,731	67,315	840,781
Distributions	8,682	859,522	69,300	937,504
Ending Balance at Dec. 31, 2011	$ (108,038)	$ 3,048,180	$ 192,874	$ 3,133,016